9. Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO’s wife, amounted to $26,449 and $14,184 for the years ended December 31, 2020 and 2019, respectively. There were no accounts receivable balance due from Vitashower Corp. as of December 31, 2020 and 2019, respectively. Purchases  generated from Vitashower Corp. amounted to $11,371 and $0 for the years ended December 31, 2020 and 2019, respectively. There were accounts payable balance $11,371 and $0 to Vitashower Corp. as of December 31, 2020 and 2019, respectively.

Compensation payable to Chief Financial Officer amounted to $6,100 and $0 as of December 31, 2020 and 2019, respectively. Compensation for services provided by the Chief Financial Officer for the years ended December 31, 2020 and 2019 amounted to $22,100 and $29,000, respectively.

Compensation for services provided by the President and Chief Executive Officer for the years ended December 31, 2020 and 2019 amounted to $120,000 and $121,154, respectively.

Promissory note and interest accrued and payable to the previous owner of AVX amounted to $50,000 and $1,750, respectively, as of December 31, 2019. The note and interest amount of $50,000 and $1,831 were paid off on January 10, 2020.